WARRANTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Warrants Tables
Warrants outstanding

The Company has the following shares of common stock reserved for the warrants outstanding as of March 31, 2014:

	March 31, 2014
		Weighted
		Average
		Exercise
	Shares	Price
Warrants outstanding – beginning of year	19,550,817	$0.17
Warrants exercised	(2,838,777)	0.06
Warrants granted	2,807,018	0.30
Warrants expired	-	-

Warrants outstanding – end of period	19,519,058	$0.21

The Company has the following shares of common stock reserved for the warrants outstanding as of December 31, 2013:

	December 31, 2013
		Weighted
		Average
		Exercise
	Shares	Price
Warrants outstanding – beginning of year	6,711,733	$0.35
Warrants exercised	-	-
Warrants granted	12,839,084	0.08
Warrants expired	-	-

Warrants outstanding – end of period	19,550,817	$0.17

Weighted exercise price and weighted fair value of the warrants granted

The weighted exercise price and weighted fair value of the warrants granted by the Company as of March 31, 2014, are as follows:

	March 31, 2014
	Weighted Average Exercise Price	Weighted Average Fair Value

Weighted average of warrants granted during the three months whose exercise price exceeded fair market value at the date of grant	$0.30	$0.45

Weighted average of warrants granted during the nine months whose exercise price was equal or lower than fair market value at the date of grant	$-	$-

The weighted exercise price and weighted fair value of the warrants granted by the Company as of December 31, 2013, are as follows:

	December 31, 2013
	Weighted Average Exercise Price	Weighted Average Fair Value

Weighted average of warrants granted during the nine months whose exercise price exceeded fair market value at the date of grant	$0.32	$0.46

Weighted average of warrants granted during the nine months whose exercise price was equal or lower than fair market value at the date of grant	$-	$-

Summarizes information about fixed-price warrants outstanding

The following table summarizes information about fixed-price warrants outstanding:

	Number	Average
Range of	Outstanding at	Remaining	Weighted
Exercise	March 31,	Contractual	Average
Prices	2014	Life	Exercise Price
$0.33	5,540,400	6 Months	$0.33
$0.46	600,000	17 Months	$0.46
$0.46	150,000	22 Months	$0.46
$0.85	40,000	13 Months	$0.85
$0.40	333,333	17 Months	$0.40
$0.33	439,637	45 Months	$0.33
$0.16	875,000	48 Months	$0.16
$0.06	8,733,670	54 Months	$0.06
$0.30	1,403,509	46 Months	$0.30
$0.30	1,403,509	47 Months	$0.30
	19,519,058

The following table summarizes information about fixed-price warrants outstanding:

	Number	Average
Range of	Outstanding at	Remaining	Weighted
Exercise	December 31,	Contractual	Average
Prices	2013	Life	Exercise Price
$0.33	5,588,400	9 Months	$0.33
$0.46	600,000	20 Months	$0.46
$0.46	150,000	25 Months	$0.46
$0.85	40,000	16 Months	$0.85
$0.40	333,333	20 Months	$0.40
$0.33	515,637	48 Months	$0.33
$0.13	352,978	51 Months	$0.13
$0.16	875,000	51 Months	$0.16
$0.12	116,674	52 Months	$0.12
$0.11	102,733	52 Months	$0.11
$0.05	267,391	55 Months	$0.05
$0.06	10,608,671	57 Months	$0.06
	19,550,817